Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2026 ¥ / shares
Summary of Significant Accounting Policies [Line Items]
Other income	$ 23	¥ 158	¥ 7,962
Advertising and market promotion expenses	$ 253	¥ 1,720	¥ 3,285
Value added tax rates	13.00%	13.00%
Issuable shares (in Shares)
Title and position of individual	Chief Executive Officer	Chief Executive Officer
CODM, description	The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company.	The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company.
Reporting segments	1	1
RSU Incentive Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)			77,496
MCN Service [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue	3.00%	3.00%	3.00%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Share issued per share | $ / shares	$ 1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Share issued per share | ¥ / shares				¥ 6.7851
HCHY [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%			49.00%
SXFJ [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%			49.00%
Scienjoy Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%			49.00%
SJ Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	10.00%			10.00%
Scenovo SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%			49.00%
Fashionfly Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%			30.00%
Techjoy SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%			30.00%
SH Entertainment [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%			30.00%
Weiliantong acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)			636,691